Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dollar
Assets:
Cash/Applications/Debt Instruments	R$ 12,406	R$ 348,797	R$ 54,380
Loans and advances to customers	4,776	4,505	3,818
Investments in Foreign Subsidiaries and Dependence	50,193	45,345	36,613
Derivatives	150,538	231,240	262,092
Others	10,521	23,619	46,200
Total	228,434	653,506	403,102
Liabilities:
Funding in foreign currency	59,416	390,418	32,962
Derivatives	169,136	262,396	277,358
Others	0	1,007	93,821
Total	228,552	653,821	404,140
Euro
Assets:
Cash/Applications/Debt Instruments	224	0	11,684
Loans and advances to customers	1,920	155	321
Investments in Foreign Subsidiaries and Dependence	3,557	3,390	3,010
Derivatives	13,053	18,163	45,317
Others	574	1,974	13,028
Total	19,328	23,682	73,361
Liabilities:
Funding in foreign currency	925	462	3,047
Derivatives	20,184	24,809	54,633
Others	60	0	15,975
Total	21,169	25,271	73,654
Others
Assets:
Cash/Applications/Debt Instruments	1	0	10,377
Loans and advances to customers	0	0	0
Investments in Foreign Subsidiaries and Dependence	0	0	0
Derivatives	9,712	2,490	9,640
Others	0	42	6,237
Total	9,713	2,532	26,254
Liabilities:
Funding in foreign currency	49	145	17
Derivatives	8,515	2,391	9,294
Others	1,009	0	17,068
Total	9,573	2,536	26,378
Total
Assets:
Cash/Applications/Debt Instruments	12,631	348,797	76,442
Loans and advances to customers	6,696	4,660	4,139
Investments in Foreign Subsidiaries and Dependence	53,750	48,735	39,623
Derivatives	173,303	251,893	317,049
Others	11,095	25,635	65,465
Total	257,475	679,720	502,717
Liabilities:
Funding in foreign currency	60,390	391,025	36,025
Derivatives	197,835	289,596	341,284
Others	1,069	1,007	126,864
Total	R$ 259,294	R$ 681,628	R$ 504,173